Income Tax - Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Income Tax Rate [Abstract]
Effective income tax rate – Hong Kong		19.94%	15.90%